Net sales - Narrative (Details) - EUR (€) € in Billions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Remaining performance obligation	€ 22.0	€ 19.5